     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

     FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917

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     SENTINEL VARIABLE PRODUCTS TRUST

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(Exactname ofregistrantasspecified incharter)

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

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(Addressof principal executive offices)(Zipcode)

SENTINELADMINISTRATIVE SERVICES, INC.

 ONE NATIONAL LIFE DRIVE

     MONTPELIER,VT 05604

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(Name and address of agent for service)

     (802)229-3113

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(Registrant's telephone number, including area code)

Date of fiscal year end: 12/31/12

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Date of reporting period:09/30/12

ITEM 1. Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund
(Unaudited)
Fund Profile (Unaudited)
at September 30, 2012

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	62.6%
U.S. Government Obligations	44.5%
Foreign Stocks & ADR's	2.3%
Cash and Other	-9.4%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.2%	FNMA POOL AB5670	3.50%	07/01/42	6.3%
Int'l. Business Machines Corp.	1.8%	U.S. Treasury	2.75%	08/15/42	5.8%
United Technologies Corp.	1.6%	FGLMC C03764	3.50%	02/01/42	4.6%
Honeywell Int'l., Inc.	1.4%	FHLMC C09007	3.50%	08/01/42	4.1%
Merck & Co., Inc.	1.3%	FHLMC G08505	3.00%	09/01/42	3.1%
Chevron Corp.	1.2%	FHLMC Q10819	3.00%	08/01/42	3.1%
Procter & Gamble Co.	1.2%	FHLMC J19300	3.00%	06/01/27	2.4%
American Express Co.	1.2%	FGLMC A79255	5.00%	11/01/37	2.4%
Pfizer, Inc.	1.1%	Total of Net Assets			31.8%
Noble Energy, Inc.	1.1%
Total of Net Assets	14.1%

Average Effective Duration (for all Fixed Income Holdings) 6.9 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at September 30, 2012 (Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)
U.S. Government Obligations 44.5%			FHLMC G08505			Domestic Common Stocks 62.6%
			3%, 09/01/42	500 M $	527,766
U.S. Government Agency					2,926,880	Consumer Discretionary 6.0%
Obligations 38.7%			Total Federal Home Loan			Comcast Corp.	5,000	$ 174,000
Federal Home Loan Mortgage			Mortgage Corporation		5,490,810	Gap, Inc.	2,500	89,450
Corporation 32.4%			Federal National Mortgage			McDonald's Corp.	1,000	91,750
Agency Discount Notes:			Association 6.3%
.05%, 10/09/12	2,150 M	$ 2,149,976				McGraw-Hill Cos., Inc.	2,500	136,475
Mortgage-Backed Securities:			Mortgage-Backed Securities:			Nike, Inc.	500	47,455
20-Year:			30-Year:			Omnicom Group, Inc.	2,500	128,900
			FNMA POOL AB5670
FHLMC J19300			3.5%, 07/01/42	989 M	1,068,266	Time Warner Cable, Inc.	1,000	95,060
3%, 06/01/27	391 M	413,954	Total U.S. Government			Time Warner, Inc.	3,000	135,990
30-Year:			Agency Obligations		6,559,076	TJX Cos., Inc.	2,500	111,975
FGLMC A79255			U.S. Treasury Obligations 5.8%					1,011,055
5%, 11/01/37	368 M	399,532	U.S. Treasury			Consumer Staples 6.8%
FGLMC C03764			2.75%, 08/15/42	1,000 M	983,594	Altria Group, Inc.	2,000	66,780
3.5%, 02/01/42	721 M	776,133	Total U.S. Treasury			CVS Caremark Corp.	1,500	72,630
FHLMC Q10819			Obligations		983,594
3%, 08/01/42	499 M	526,951	Total U.S. Government			HJ Heinz Co.	2,000	111,900
			Obligations			Kellogg Co.	2,500	129,150
FHLMC C09007			(Cost $7,464,301)		7,542,670	Kraft Foods, Inc.	2,500	103,375
3.5%, 08/01/42	648 M	696,498				PepsiCo, Inc.	2,000	141,540
The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

(Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Philip Morris Int'l., Inc.	1,500	$ 134,910	Canadian National Railway Co.	1,800	$ 158,814	Foreign Stocks & ADR's 2.3%
Procter & Gamble Co.	2,900	201,144	Deere & Co.	1,500	123,735	Australia 0.6%
Wal-Mart Stores, Inc.	2,500	184,500				BHP Billiton Ltd. ADR	1,500	$ 102,915
		1,145,929	General Dynamics Corp.	1,500	99,180	Germany 1.1%
Energy 7.5%			General Electric Co.	7,500	170,325	SAP AG ADR	2,500	178,325
Chevron Corp.	1,800	209,808	Honeywell Int'l., Inc.	4,000	239,000	Mexico 0.6%
EOG Resources, Inc.	1,000	112,050	L-3 Communications
ExxonMobil Corp.	4,000	365,800	Holdings, Inc.	1,500	107,565	America Movil SA de CV ADR	4,000	101,760
Marathon Oil Corp.	2,500	73,925	Northrop Grumman Corp.	1,700	112,931	Total Foreign Stocks & ADR's
McDermott Int'l., Inc.*	3,000	36,660	Tyco Int'l. Ltd.	1,500	84,390	(Cost $259,396)		383,000
Noble Energy, Inc.	2,000	185,420	Union Pacific Corp.	1,000	118,700	Institutional Money Market Funds 2.8%
			United Technologies Corp.	3,500	274,015	State Street Institutional US
Schlumberger Ltd.	2,500	180,825			1,627,895	Government Money Market Fund
Transocean Ltd.	1,000	44,890				(Cost $478,711)	478,711	478,711
Weatherford Int'l. Ltd.*	4,600	58,328	Information Technology 10.7%			Total Investments 112.2%
		1,267,706	Accenture PLC	1,500	105,045	(Cost $15,303,805)†		18,995,336
			Activision Blizzard, Inc.	7,500	84,600
Financials 8.3%			Broadcom Corp.	3,000	103,740	Excess of Liabilities Over
ACE Ltd.	1,500	113,400				Other Assets (12.2)%		(2,072,023)
American Express Co.	3,500	199,010	Check Point Software Technologies Ltd.*	2,000	96,320
Bank of America Corp.	5,000	44,150	Cisco Systems, Inc.	6,000	114,540	Net Assets 100.0%		$ 16,923,313
Bank of New York Mellon Corp.	3,800	85,956	Dell, Inc.	5,000	49,300
Chubb Corp.	2,000	152,560	EMC Corp.*	5,000	136,350	* Non-income producing.
Goldman Sachs Group, Inc.	1,100	125,048	Intel Corp.	3,500	79,380	†	Cost for federal income tax purposes is $15,303,805.
						At September 30, 2012 unrealized appreciation for
JPMorgan Chase & Co.	2,500	101,200	Int'l. Business Machines Corp.	1,500	311,175	federal income tax purposes aggregated $3,691,531
MetLife, Inc.	2,000	68,920	KLA-Tencor Corp.	3,000	143,115	and of which $434,581 $4,126,112 related related to depreciated to appreciated securities. securities
Morgan Stanley	2,500	41,850	Microsoft Corp.	6,000	178,680	ADR - American Depositary Receipt
PNC Financial Services Group, Inc.	1,000	63,100	NetApp, Inc.*	3,000	98,640
The Travelers Cos., Inc.	2,000	136,520	Seagate Technology PLC	1,400	43,400
US Bancorp	4,300	147,490	Texas Instruments, Inc.	4,000	110,200
Wells Fargo & Co.	3,500	120,855	Visa, Inc.	800	107,424
		1,400,059	Western Union Co.	2,500	45,550
					1,807,459
Health Care 9.2%			Materials 2.3%
Amgen, Inc.	1,000	84,320
Becton Dickinson & Co.	1,000	78,560	EI Du Pont de Nemours & Co.	2,500	125,675
Bristol-Myers Squibb Co.	4,000	135,000	Freeport-McMoRan
Celgene Corp.*	2,000	152,800	Copper & Gold, Inc.	4,000	158,320
Covidien PLC	2,000	118,840	Praxair, Inc.	1,000	103,880
Eli Lilly & Co.	2,000	94,820			387,875
Gilead Sciences, Inc.*	1,500	99,495	Telecommunication Services 1.8%
Johnson & Johnson	1,500	103,365	AT&T, Inc.	2,000	75,400
Medtronic, Inc.	1,600	68,992
Merck & Co., Inc.	5,000	225,500	Rogers Communications, Inc.	2,500	101,000
Pfizer, Inc.	7,500	186,375	Verizon Communications, Inc.	3,000	136,710
Stryker Corp.	1,000	55,660			313,110
UnitedHealth Group, Inc.	1,000	55,410	Utilities 0.4%
Zimmer Holdings, Inc.	1,500	101,430	Entergy Corp.	1,000	69,300
		1,560,567	Total Domestic Common Stocks
Industrials 9.6%			(Cost $7,101,397)		10,590,955
Boeing Co.	2,000	139,240

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund
(Unaudited)
Fund Profile (Unaudited)
at September 30, 2012
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			17.3%	4 yrs. to 5.99 yrs.			5.9%
1 yr. to 2.99 yrs.			14.8%	6 yrs. to 7.99 yrs.			23.0%
3 yrs. to 3.99 yrs.			14.3%	8 yrs. and over			24.7%
Average Effective Duration (for all Fixed Income Holdings) 5.5 years*
Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FHLMC E09010	2.50%	09/01/27	6.7%	FHLMC J15139	4.00%	05/01/26	3.4%
FHLMC J19300	3.00%	06/01/27	5.3%	FNR 12-63 VB	4.00%	02/25/29	3.3%
FNMA AJ4048	4.00%	10/01/41	4.5%	FHLMC C09007	3.50%	08/01/42	3.1%
U.S. Treasury	1.625%	08/15/22	3.6%	FNMA AB6290	3.00%	09/01/27	3.1%
U.S. Treasury	2.75%	08/15/42	3.6%	FNMA MA1115	4.00%	06/01/42	2.0%
				Total of Net Assets			38.6%
* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)	(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 39.6%			Mortgage-Backed Securities:			Corporate Bonds 43.6%
U.S. Government Agency Obligations 32.4%			20-Year:			Basic Industry 2.7%
Federal Home Loan Bank 0.9%			FNMA AB6290			Eastman Chemical Co.
Agency Discount Notes:			3%, 09/01/27	1,991 M	$ 2,116,543	3.6%, 08/15/22	750 M	$ 791,663
30-Year:			30-Year:			FMG Resources August 2006 Pty Ltd.
0.05%, 10/01/12	650 M	$ 650,000	FNMA AJ4048			6.875%, 04/01/22(a)	250 M	229,687
Federal Home Loan Mortgage			4%, 10/01/41	2,847 M	3,088,366	Int'l. Paper Co.
Corporation 18.5%			FNMA MA1115			4.75%, 02/15/22	500 M	568,828
Mortgage-Backed Securities:			4%, 06/01/42	1,295 M	1,369,184	Reynolds Group Issuer, Inc.
					4,457,550	6.875%, 02/15/21	250 M	265,000
15-Year:			Total Federal National					1,855,178
FHLMC J15139			Mortgage Association		8,875,071	Capital Goods 3.8%
4%, 05/01/26	2,176 M	2,317,248	Government National Mortgage			General Electric Capital Corp.
FHLMC E09010			Corporation 0.1%			4.625%, 01/07/21	750 M	839,026
2.5%, 09/01/27	4,400 M	4,633,160	Mortgage-Backed Securities:
		6,950,408				Joy Global, Inc.
			15-Year:			5.125%, 10/15/21	875 M	972,692
20-Year:			GNMA 679437X			United Technologies Corp.
FHLMC J19300			6%, 11/15/22	57 M	62,979	3.1%, 06/01/22	750 M	800,892
3%, 06/01/27	3,424 M	3,622,097	Total U.S. Government					2,612,610
30-Year:			Agency Obligations		22,303,625	Consumer Cyclical 3.5%
FHLMC C09007			U.S. Treasury Obligations 7.2%			Chrysler Group LLC
3.5%, 08/01/42	1,994 M	2,143,070	U.S. Treasury			8.25%, 06/15/21	250 M	267,500
Total Federal Home Loan Mortgage			1.625%, 08/15/22	2,500 M	2,497,657	Ford Motor Credit Co LLC
Corporation		12,715,575	U.S. Treasury			5.875%, 08/02/21	750 M	850,007
Federal National Mortgage						4.25%, 09/20/22	750 M	770,126
Association 12.9%			2.75%, 08/15/42	2,500 M	2,458,985
			Total U.S. Treasury			Macy's Retail Holdings, Inc.
Collateralized Mortgage Obligations:			Obligations		4,956,642	3.875%, 01/15/22	500 M	540,063
FNR 12-63 VB			Total U.S. Government					2,427,696
4%, 02/25/29	2,000 M	2,300,978	Obligations
			(Cost $26,976,306)		27,260,267

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund
(Unaudited)

	Principal			Principal		(a) Security exempt from registration under Rule 144A of
	Amount	Value		Amount	Value	the Securities Act of 1933, as amended. These
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)	securities may be resold in transactions exempt from
Consumer Non-Cyclical 6.1%			DIRECTV Holdings LLC			registration, normally to qualified institutional
Altria Group, Inc.			3.8%, 03/15/22	750 M	$ 773,327	buyers. At September 30, 2012, the market value of
2.85%, 08/09/22	1,000 M	$ 999,808	Dish DBS Corp.			rule 144A securities amounted to $4,539,323 or
Anheuser-Busch InBev Worldwide, Inc.			6.75%, 06/01/21	500 M	547,500	6.59% of net assets.
2.5%, 07/15/22	750 M	762,270	NBCUniversal Media LLC
Kraft Foods Group, Inc.			4.375%, 04/01/21	1,000 M	1,135,975
3.5%, 06/06/22(a)	750 M	794,074			3,503,647
Pernod Ricard SA			Real Estate 1.4%
4.45%, 01/15/22(a)	1,000 M	1,104,572	Health Care Reality, Inc.
SABMiller Holdings, Inc.			4.95%, 01/15/21	875 M	958,124
3.75%, 01/15/22(a)	500 M	544,040
		4,204,764	Telecommunications 4.2%
			America Movil SAB de CV
Energy 7.2%			3.125%, 07/16/22	750 M	774,736
Devon Energy Corp.			Ericsson LM
3.25%, 05/15/22	750 M	781,917	4.125%, 05/15/22	750 M	774,832
FMC Technologies, Inc.			Verizon Communications, Inc.
3.45%, 10/01/22	1,000 M	1,017,269	3.5%, 11/01/21	1,000 M	1,105,393
Halliburton Co.			Virgin Media Finance PLC
3.25%, 11/15/21	1,000 M	1,087,361	5.25%, 02/15/22	250 M	263,750
Newfield Exploration Co.					2,918,711
5.75%, 01/30/22	125 M	140,313	Transportation 0.7%
5.625%, 07/01/24	250 M	277,812	Penske Truck Leasing Co Lp
Phillips 66			2.5%, 07/11/14(a)	500 M	504,194
4.3%, 04/01/22(a)	750 M	822,756	Total Corporate Bonds
Weatherford Int'l. Ltd			(Cost $28,621,941)		29,984,010
5.125%, 09/15/20	750 M	821,284
		4,948,712		Principal
				Amount	Value
Financials 3.2%				(M=$1,000)	(Note 2)
Ally Financial, Inc.			Corporate Short-term Notes 0.7%
5.5%, 02/15/17	750 M	784,721	Chevron Corp.
Bank of America Corp.			0.1%, 10/10/12
5.7%, 01/24/22	250 M	294,184	(Cost $499,988)	500 M	499,988
Citigroup, Inc.
4.5%, 01/14/22	250 M	275,021			Space
Int'l. Lease Finance Corp.					Value
6.5%, 09/01/14(a)	500 M	540,000		Shares	(Note 2)
JPMorgan Chase & Co			Institutional Money Market Funds 15.7%
4.5%, 01/24/22	250 M	277,846
		2,171,772	State Street Institutional US
			Government Money Market Fund
Health Care 1.6%			(Cost $10,835,338)	10,835,338	10,835,338
Cigna Corp.			Total Investments 99.6%
4%, 02/15/22	1,000 M	1,079,909	(Cost $66,933,573)†		68,579,603

Insurance 4.1%			Other Assets in Excess of
American Int'l. Group, Inc.			Liabilities 0.4%		305,703
4.875%, 06/01/22	500 M	564,581
CNA Financial Corp.			Net Assets 100.0%		$ 68,885,306
5.75%, 08/15/21	800 M	932,045
Prudential Financial, Inc.
4.5%, 11/16/21	500 M	552,627	† Cost for federal income tax purposes is $66,933,573.
			At September 30, 2012 unrealized appreciation for
XL Group Ltd.			federal income tax purposes aggregated $1,646,030
5.75%, 10/01/21	650 M	749,440	of which $1,646,030 related to appreciated securities
		2,798,693	and none related to depreciated securities.
Media 5.1%
CBS Corp.
3.375%, 03/01/22	1,000 M	1,046,845

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund
(Unaudited)
Fund Profile (Unaudited)
at September 30, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	15.9%	Consumer Staples	10.6%
Health Care	14.4%	Consumer Discretionary	10.5%
Financials	13.9%	Materials	4.0%
Energy	12.7%	Telecommunication Services	3.4%
Industrials	12.4%	Utilities	0.3%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.9%	United Technologies Corp.	1.9%
Chevron Corp.	2.3%	Honeywell Int'l., Inc.	1.9%
Comcast Corp.	2.0%	PepsiCo, Inc.	1.7%
Procter & Gamble Co.	2.0%	Johnson & Johnson	1.7%
Int'l. Business Machines Corp.	2.0%	The Travelers Cos., Inc.	1.7%
		Total of Net Assets	20.1%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.4%			Chevron Corp.	40,000	$ 4,662,400	Toronto-Dominion Bank	25,000	$ 2,083,500
Consumer Discretionary 10.5%			EOG Resources, Inc.	15,000	1,680,750	US Bancorp	75,000	2,572,500
Comcast Corp.	120,000	$ 4,176,000	ExxonMobil Corp.	65,000	5,944,250	Wells Fargo & Co.	70,000	2,417,100
Gap, Inc.	75,000	2,683,500	Marathon Oil Corp.	50,000	1,478,500			27,120,516
McDonald's Corp.	15,000	1,376,250	Marathon Petroleum			Health Care 13.8%
McGraw-Hill Cos., Inc.	40,000	2,183,600	Corp.	25,000	1,364,750	Aetna, Inc.	30,000	1,188,000
Nike, Inc.	10,000	949,100	McDermott Int'l., Inc.*	76,300	932,386	Amgen, Inc.	30,000	2,529,600
Omnicom Group, Inc.	40,000	2,062,400	Noble Energy, Inc.	35,000	3,244,850	Becton Dickinson & Co.	20,000	1,571,200
Staples, Inc.	45,000	518,400	Schlumberger Ltd.	30,000	2,169,900	Bristol-Myers Squibb Co.	65,000	2,193,750
Time Warner Cable, Inc.	20,000	1,901,200	Transocean Ltd.	18,000	808,020	Celgene Corp.*	15,000	1,146,000
Time Warner, Inc.	75,000	3,399,750	Weatherford Int'l. Ltd.*	63,800	808,984	Covidien PLC	25,000	1,485,500
TJX Cos., Inc.	50,000	2,239,500			25,964,915	Eli Lilly & Co.	25,000	1,185,250
		21,489,700	Financials 13.2%			Forest Laboratories, Inc.*	20,000	712,200
Consumer Staples 10.0%			ACE Ltd.	23,000	1,738,800	Gilead Sciences, Inc.*	35,000	2,321,550
Altria Group, Inc.	50,000	1,669,500	American Express Co.	43,100	2,450,666	Johnson & Johnson	50,000	3,445,500
CVS Caremark Corp.	30,000	1,452,600	Bank of America Corp.	100,000	883,000	Medtronic, Inc.	36,200	1,560,944
HJ Heinz Co.	30,000	1,678,500	Bank of New York Mellon Corp.	50,000	1,131,000	Merck & Co., Inc.	60,000	2,706,000
Kellogg Co.	25,000	1,291,500				Pfizer, Inc.	125,000	3,106,250
Kraft Foods, Inc.	45,000	1,860,750	Chubb Corp.	30,000	2,288,400	Stryker Corp.	10,000	556,600
PepsiCo, Inc.	50,000	3,538,500	CME Group, Inc.	22,500	1,289,250	UnitedHealth Group, Inc.	15,000	831,150
Philip Morris Int'l., Inc.	25,000	2,248,500	Goldman Sachs Group, Inc.	15,000	1,705,200	Zimmer Holdings, Inc.	25,000	1,690,500
Procter & Gamble Co.	60,000	4,161,600	JPMorgan Chase & Co.	40,000	1,619,200			28,229,994
Wal-Mart Stores, Inc.	35,000	2,583,000	MetLife, Inc.	40,000	1,378,400	Industrials 12.4%
		20,484,450	Morgan Stanley	62,500	1,046,250	Babcock & Wilcox Co.*	40,000	1,018,800
Energy 12.7%			PNC Financial Services			Boeing Co.	20,000	1,392,400
Apache Corp.	17,500	1,513,225	Group, Inc.	17,500	1,104,250	Canadian National Railway Co.	23,100	2,038,113
Baker Hughes, Inc.	30,000	1,356,900	The Travelers Cos., Inc.	50,000	3,413,000

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund
(Unaudited)

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Deere & Co.	20,000	$ 1,649,800	Domestic Exchange Traded Funds 0.7%
General Dynamics Corp.	25,000	1,653,000	Financials 0.7%
General Electric Co.	100,000	2,271,000	SPDR KBW Regional
Honeywell Int'l., Inc.	65,000	3,883,750	Banking*
L-3 Communications			(Cost $1,057,149)	50,000	$ 1,432,000
Holdings, Inc.	15,000	1,075,650	Foreign Stocks & ADR's 4.0%
Northrop Grumman Corp.	30,000	1,992,900	Australia 0.8%
Tyco Int'l. Ltd.	30,000	1,687,800	BHP Billiton Ltd. ADR	25,000	1,715,250
Union Pacific Corp.	12,000	1,424,400	Germany 1.4%
United Technologies Corp.	50,000	3,914,500	SAP AG ADR	40,000	2,853,200
Verisk Analytics, Inc.*	30,000	1,428,300
		25,430,413	Mexico 0.6%
			America Movil SA de CV ADR	50,000	1,272,000
Information Technology 14.5%			Switzerland 0.6%
Accenture PLC	45,000	3,151,350	Novartis AG ADR	20,000	1,225,200
Activision Blizzard, Inc.	108,500	1,223,880	United Kingdom 0.6%
Broadcom Corp.	50,000	1,729,000	Diageo PLC ADR	10,000	1,127,300
Check Point Software			Total Foreign Stocks & ADR's
Technologies Ltd.*	40,000	1,926,400	(Cost $5,672,360)		8,192,950
Cisco Systems, Inc.	75,000	1,431,750	Institutional Money Market Funds 1.9%
Dell, Inc.	100,000	986,000	State Street Institutional US
EMC Corp.*	100,000	2,727,000	Government Money Market Fund
Intel Corp.	60,000	1,360,800	(Cost $3,898,289)	3,898,289	3,898,289
			Total Investments 100.0%
			(Cost $147,243,609)†		205,135,327
Int'l. Business Machines Corp.	20,000	4,149,000
KLA-Tencor Corp.	30,000	1,431,150	Other Assets in Excess of
Microsoft Corp.	85,000	2,531,300	Liabilities 0.0%		34,233
NetApp, Inc.*	37,000	1,216,560
Seagate Technology PLC	30,000	930,000	Net Assets 100.0%		$ 205,169,560
Texas Instruments, Inc.	85,000	2,341,750
Visa, Inc.	10,000	1,342,800	* Non-income producing.
Western Union Co.	75,000	1,366,500	†	Cost for federal income tax purposes is $147,243,609.
		29,845,240	At September 30, 2012 unrealized appreciation for
			federal income tax purposes aggregated $57,891,718
			of which $66,337,356 related to appreciated
			securities and $8,445,638 related to depreciated
Materials 3.2%			securities.
EI Du Pont de Nemours & Co.	40,000	2,010,800	ADR - American Depositary Receipt
Freeport-McMoRan			SPDR	- Standard & Poor's Depository Receipts
Copper & Gold, Inc.	70,000	2,770,600
Praxair, Inc.	17,000	1,765,960
		6,547,360
Telecommunication Services 2.8%
AT&T, Inc.	40,000	1,508,000
Rogers Communications, Inc.	50,000	2,020,000
Verizon Communications, Inc.	50,000	2,278,500
		5,806,500
Utilities 0.3%
Entergy Corp.	10,000	693,000
Total Domestic Common Stocks
(Cost $136,615,811)		191,612,088

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund
(Unaudited)
Fund Profile (Unaudited)
at September 30, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.3%	Energy	6.8%
Industrials	18.3%	Materials	4.4%
Health Care	13.2%	Consumer Staples	3.3%
Consumer Discretionary	12.0%	Index	3.0%
Financials	11.8%	Utilities	1.1%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
SPDR S&P MidCap 400 ETF Trust	3.0%	NICE Systems Ltd.	1.3%
Plains Exploration & Production Co.	1.4%	IHS, Inc.	1.3%
PVH Corp.	1.4%	Church & Dwight Co., Inc.	1.2%
Dick's Sporting Goods, Inc.	1.3%	HCC Insurance Holdings, Inc.	1.2%
Flowserve Corp.	1.3%	IDEX Corp.	1.2%
		Total of Net Assets	14.6%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2012 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 87.0%			Plains Exploration & Production Co.*	5,990	$ 224,445	Catamaran Corp.*	666	$ 65,248
Consumer Discretionary 12.0%						Dentsply Int'l., Inc.	3,790	144,551
Ascena Retail Group, Inc.*	8,100	$ 173,745	SM Energy Co.	1,670	90,364	Endo Pharmaceuticals Holdings, Inc.*	4,010	127,197
BorgWarner, Inc.*	1,370	94,681	Superior Energy Services, Inc.*	8,146	167,156	Henry Schein, Inc.*	1,770	140,308
Dana Holding Corp.	7,728	95,054	Tidewater, Inc.	3,250	157,723	Hologic, Inc.*	4,350	88,044
Darden Restaurants, Inc.	2,210	123,207	Weatherford Int'l. Ltd.*	6,430	81,532	IDEXX Laboratories, Inc.*	1,470	146,044
Dick's Sporting Goods, Inc.	4,040	209,474			1,064,445
Dollar Tree, Inc.*	2,860	138,066	Financials 11.1%			Illumina, Inc.*	1,900	91,580
Guess? Inc	3,550	90,241	Affiliated Managers Group,			Life Technologies Corp.*	3,440	168,147
Hanesbrands, Inc.*	3,840	122,419	Inc.*	1,130	138,990	Masimo Corp.*	7,110	171,920
Jarden Corp.	2,240	118,362	City National Corp.	3,280	168,953	MEDNAX, Inc.*	2,330	173,469
LKQ Corp.*	9,220	170,570	East West Bancorp, Inc.	6,810	143,827	Mettler-Toledo Int'l., Inc.*	610	104,151
Morningstar, Inc.	1,690	105,862	Endurance Specialty			Resmed, Inc.	4,560	184,543
PVH Corp.	2,310	216,493	Holdings Ltd.	3,040	117,040	Techne Corp.	1,720	123,737
Texas Roadhouse, Inc.	6,490	110,979	Everest Re Group Ltd.	1,450	155,092	Varian Medical Systems, Inc.*	2,140	129,085
Tractor Supply Co.	1,150	113,724	HCC Insurance Holdings, Inc.	5,740	194,528			1,967,946
		1,882,877	Invesco Ltd.	6,640	165,934	Industrials 18.3%
Consumer Staples 3.3%			MSCI, Inc.*	2,310	82,675	Ametek, Inc.	4,445	157,575
Church & Dwight Co., Inc.	3,620	195,444	Raymond James Financial,			BE Aerospace, Inc.*	2,410	101,461
Energizer Holdings, Inc.	1,190	88,786	Inc.	5,060	185,449	Cintas Corp.	3,500	145,075
Flowers Foods, Inc.	8,546	172,458	Signature Bank*	2,320	155,626	Copart, Inc.*	4,590	127,281
Nu Skin Enterprises, Inc.	1,540	59,798	WR Berkley Corp.	2,470	92,600	Donaldson Co., Inc.	4,930	171,120
		516,486	Zions Bancorporation	7,130	147,270	Flowserve Corp.	1,620	206,939
Energy 6.8%					1,747,984	Gardner Denver, Inc.	1,520	91,823
Core Laboratories NV	1,180	143,346	Health Care 12.5%			Genesee & Wyoming, Inc.*	1,550	103,633
Dril-Quip, Inc.*	1,620	116,446	Bio-Rad Laboratories, Inc.*	1,030	109,922	IDEX Corp.	4,650	194,231
Oil States Int'l., Inc.*	1,050	83,433

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund
(Unaudited)
		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
IHS, Inc.*	2,030	$ 197,620	Domestic Exchange Traded Funds 3.0%
Jacobs Engineering Group, Inc.*	3,350	135,440	Index 3.0%
JB Hunt Transport Services,			SPDR S&P MidCap 400 ETF Trust*
Inc.	2,100	109,284	(Cost $451,786)	2,590	$ 465,993
Joy Global, Inc.	2,700	151,362	Foreign Stocks & ADR's 2.0%
MSC Industrial Direct Co., Inc.	2,140	144,364	Israel 1.3%
Quanta Services, Inc.*	6,540	161,538	NICE Systems Ltd. ADR*	6,105	202,808
Regal-Beloit Corp.	2,420	170,562	United Kingdom 0.7%
Ritchie Bros Auctioneers,			Shire Ltd. ADR	1,310	116,197
Inc.	3,700	71,151	Total Foreign Stocks & ADR's
			(Cost $215,865)		319,005
Roper Industries, Inc.	1,140	125,275
Stericycle, Inc.*	1,705	154,337	Real Estate Investment Trusts 0.7%
Waste Connections, Inc.	5,180	156,695	Financials 0.7%
		2,876,766	Home Properties, Inc.*(a)	1,680	102,934
			Total Real Estate Investment Trusts
Information Technology 17.0%			(Cost $65,987)		102,934
Altera Corp.	3,630	123,366	Institutional Money Market Funds 4.2%
ANSYS, Inc.*	2,400	176,160	State Street Institutional US
Citrix Systems, Inc.*	1,190	91,118	Government Money Market Fund
Dolby Laboratories, Inc.*	3,720	121,830	(Cost $655,632)	655,632	655,632
F5 Networks, Inc.*	810	84,807		Principal
FLIR Systems, Inc.	4,380	87,490		Amount	Value
				(M=$1,000)	(Note 2)
Informatica Corp.*	3,550	123,575	U.S. Government Obligations 3.8%
Jack Henry & Associates, Inc.	3,780	143,262	Federal Home Loan Bank 3.8%
Microchip Technology, Inc.	4,010	131,287	Agency Discount Notes:
			0.01%, 10/05/12
Micros Systems, Inc.*	3,710	182,235	(Cost $599,999)	600 M	599,999
NeuStar, Inc.*	4,390	175,732	Total Investments 100.7%
Nuance Communications, Inc.*	6,060	150,833	(Cost $12,515,427)†		15,850,558
Open Text Corp.*	3,220	177,551	Excess of Liabilities Over
			Other Assets (0.7)%		(105,040)
Plantronics, Inc.	3,920	138,494
Power Integrations, Inc.	4,820	146,673	Net Assets 100.0%		$ 15,745,518
Qlik Technologies, Inc.*	6,110	136,925
Riverbed Technology, Inc.*	7,740	180,110	* Non-income producing.
Semtech Corp.*	6,520	163,978	†	Cost for federal income tax purposes is $12,515,427.
Trimble Navigation Ltd.*	3,150	150,129	At September 30, 2012 unrealized appreciation for
		2,685,555	federal income tax purposes aggregated $3,335,131
			of which $3,652,285 related to appreciated securities
			and $317,154 related to depreciated securities.
Materials 4.4%			(a)	Return of capital paid during the fiscal period
Airgas, Inc.	880	72,424
AptarGroup, Inc.	3,350	173,228	ADR	- American Depositary Receipt
Ecolab, Inc.	1,890	122,491	SPDR	- Standard & Poor's Depository Receipts
Rockwood Holdings, Inc.	3,730	173,818
Steel Dynamics, Inc.	14,130	158,680
		700,641
Telecommunication Services 0.5%
tw telecom, Inc.*	3,180	82,903
Utilities 1.1%
ITC Holdings Corp.	2,400	181,392
Total Domestic Common Stocks
(Cost $10,526,158)		13,706,995

                                                                                                       The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund
(Unaudited)
Fund Profile (Unaudited)
at September 30, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	17.3%	Index	7.3%
Information Technology	16.6%	Energy	5.0%
Consumer Discretionary	14.4%	Materials	3.7%
Financials	12.1%	Consumer Staples	3.4%
Health Care	11.1%	Utilities	1.1%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
iShares Russell 2000 Index Fund	3.1%	Progress Software Corp.	1.4%
iShares S&P SmallCap 600 Index Fund	2.1%	Plantronics, Inc.	1.3%
iShares Russell Midcap Growth Index Fund	2.1%	Wolverine World Wide, Inc.	1.3%
j2 Global, Inc.	1.6%	NICE Systems Ltd.	1.3%
Iconix Brand Group, Inc.	1.5%	Regal-Beloit Corp.	1.3%
		Total of Net Assets	17.0%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2012 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 80.2%			Comstock Resources, Inc.*	17,300	$ 317,974	Masimo Corp.*	25,140	$ 607,885
Consumer Discretionary 14.4%			Dril-Quip, Inc.*	8,710	626,075	Myriad Genetics, Inc.*	22,730	613,483
Ascena Retail Group, Inc.*	31,140	$ 667,953	Oil States Int'l., Inc.*	5,220	414,781	NuVasive, Inc.*	15,370	352,127
Buffalo Wild Wings, Inc.*	5,640	483,574	Superior Energy Services,			Sirona Dental Systems,
Dana Holding Corp.	39,520	486,096	Inc.*	28,318	581,085	Inc.*	10,400	592,384
Express, Inc.*	37,110	549,970	Tidewater, Inc.	10,040	487,241	Techne Corp.	7,680	552,499
Iconix Brand Group, Inc.*	45,260	825,542			2,761,891	Volcano Corp.*	17,590	502,546
			Financials 9.7%			West Pharmaceutical
Men's Wearhouse, Inc.	18,120	623,872	City National Corp.	12,590	648,511	Services, Inc.	10,100	536,007
Monro Muffler Brake, Inc.	16,280	572,893	East West Bancorp, Inc.	25,810	545,107			5,731,418
Morningstar, Inc.	6,450	404,028				Industrials 17.3%
Penn National Gaming, Inc.*	15,460	666,326	Endurance Specialty Holdings Ltd.	10,560	406,560	Actuant Corp.	20,160	576,979
			Evercore Partners, Inc.	22,780	615,060	Aerovironment, Inc.*	15,600	366,132
Steven Madden Ltd.*	12,670	553,932				Clarcor, Inc.	15,250	680,608
Texas Roadhouse, Inc.	38,410	656,811	HCC Insurance Holdings, Inc.	17,920	607,309	Copart, Inc.*	21,350	592,035
Vitamin Shoppe, Inc.*	6,100	355,752	MarketAxess Holdings, Inc.	9,110	287,876
Warnaco Group, Inc.*	8,300	430,770	ProAssurance Corp.	6,230	563,441	Esterline Technologies Corp.*	8,340	468,208
Wolverine World Wide, Inc.	16,210	719,238	Prosperity Bancshares, Inc.	13,110	558,748	Genesee & Wyoming, Inc.*	9,630	643,862
		7,996,757	Stifel Financial Corp.*	20,380	684,768
			SVB Financial Group*	7,900	477,634	Healthcare Services Group, Inc.	26,050	595,763
Consumer Staples 3.4%					5,395,014	Hub Group Inc.*	15,060	446,981
Casey's General Stores, Inc.	10,040	573,686	Health Care 10.3%			IDEX Corp.	16,180	675,839
Flowers Foods, Inc.	30,170	608,831	Bio-Rad Laboratories, Inc.*	4,090	436,485	II-VI, Inc.*	16,180	307,744
Hain Celestial Group, Inc.*	8,090	509,670	Haemonetics Corp.*	8,110	650,422	Middleby Corp.*	4,860	562,010
Nu Skin Enterprises, Inc.	5,280	205,022
		1,897,209	ICU Medical, Inc.*	4,720	285,465	MSC Inc. Industrial Direct Co.,	3,880	261,745
Energy 5.0%			Integra LifeSciences Holdings Corp.*	14,650	602,115	Portfolio Recovery
CARBO Ceramics, Inc.	5,320	334,735				Associates, Inc.*	4,200	438,606

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund
(Unaudited)

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Regal-Beloit Corp.	9,930	$ 699,866	Foreign Stocks & ADR's 2.1%
			Ireland 0.8%
Ritchie Bros Auctioneers, Inc.	31,840	612,283	ICON PLC ADR*	18,400	$ 448,408
Toro Co.	14,440	574,423
Wabtec Corp.	7,280	584,511	Israel 1.3%
			NICE Systems Ltd. ADR*	21,200	704,264
Waste Connections, Inc.	17,610	532,703	Total Foreign Stocks & ADR's
		9,620,298	(Cost $975,315)		1,152,672
Information Technology 15.3%			Real Estate Investment Trusts 2.4%
CommVault Systems, Inc.*	8,640	507,168	Financials 2.4%
Diodes, Inc.*	33,040	562,010	BioMed Realty Trust, Inc.	24,380	456,394
Ebix, Inc.	700	16,527	Corporate Office
Hittite Microwave Corp.*	10,350	574,114	Properties Trust(a)	15,510	371,775
j2 Global, Inc.	27,040	887,453	Home Properties, Inc.(a)	8,400	514,668
			Total Real Estate Investment Trusts
Jack Henry & Associates, Inc.	13,600	515,440	(Cost $1,168,116)		1,342,837
Micros Systems, Inc.*	12,080	593,370	Institutional Money Market Funds 3.1%
NeuStar, Inc.*	16,590	664,098	State Street Institutional US
			Government Money Market Fund
Open Text Corp.*	12,200	672,708	(Cost $1,705,221)	1,705,221	1,705,221
Plantronics, Inc.	20,480	723,558
				Principal
Power Integrations, Inc.	19,870	604,644		Amount	Value
Progress Software Corp.*	35,430	757,848		(M=$1,000)	(Note 2)
Qlik Technologies, Inc.*	22,840	511,844	Corporate Short-term Notes 4.5%
			UPS, Inc.
Rofin-Sinar Technologies, Inc.*	15,460	305,026	0.01%, 10/05/12
Semtech Corp.*	25,510	641,577	(Cost $2,499,997)	2,500 M	2,499,997
		8,537,385	Total Investments 99.6%
Materials 3.7%			(Cost $43,651,750)†		55,397,493
AptarGroup, Inc.	11,360	587,426	Other Assets in Excess of
Greif, Inc.	1,000	44,180	Liabilities 0.4%		219,765
Rockwood Holdings, Inc.	7,790	363,014
Sensient Technologies			Net Assets 100.0%		$ 55,617,258
Corp.	12,390	455,456
Steel Dynamics, Inc.	54,230	609,003	* Non-income producing.
		2,059,079	†	Cost for federal income tax purposes is $43,651,750.
			At September 30, 2012 unrealized appreciation for
Utilities 1.1%			federal income tax purposes aggregated $11,745,743
Atmos Energy Corp.	9,020	322,826	of which $12,645,099 related to appreciated
			securities and $899,356 related to depreciated
ITC Holdings Corp.	4,090	309,122	securities.
		631,948
Total Domestic Common Stocks			(a)	Return of capital paid during the fiscal period
(Cost $33,345,535)		44,630,999	ADR - American Depositary Receipt
Domestic Exchange Traded Funds 7.3%
Index 7.3%
iShares Russell 2000 Index
Fund*	20,700	1,727,622
iShares Russell Midcap
Growth Index Fund*	18,400	1,143,560
iShares S&P SmallCap 600
Index Fund*	15,500	1,194,585
Total Domestic Exchange Traded Funds
(Cost $3,957,566)		4,065,767

The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national securities exchange and over-the-counter securities (“OTC”) listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees. The Board has delegated this responsibility to a valuation committee, subject to its review and supervision.

FAIR VALUE MEASUREMENT:

In May 2011, the Financial Accounting Standards Board (”FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. Management has evaluated the implications of these changes on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized with Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Valuation Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of September 30, 2012 were as follows:

	Quoted Prices
	(Unadjusted) in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount Notes	$ –	$ 2,149,976	$ –	$ 2,149,976
Domestic Common
Stocks	10,590,955	–	–	10,590,955
Foreign Stocks & ADR’s	383,000	–	–	383,000
Institutional Money
Market Funds	–	478,711	–	478,711
Mortgage-Backed
Securities	–	4,409,100	–	4,409,100
U.S. Treasury
Obligations	–	983,594	–	983,594
Totals	$ 10,973,955	$ 8,021,381	$ –	$ 18,995,336

Bond:
Agency Discount Notes	$ –	$ 650,000	$ –	$ 650,000
Collateralized Mortgage
Obligations	–	2,300,978	–	2,300,978
Corporate Bonds	–	29,984,010	–	29,984,010
Corporate Short-Term
Notes	–	499,988	–	499,988
Institutional Money
Market Funds	–	10,835,338	–	10,835,338
Mortgage-Backed
Securities	–	19,352,647	–	19,352,647
U.S. Treasury
Obligations	–	4,956,642	–	4,956,642
Totals	$ –	$ 68,579,603	$ –	$ 68,579,603

Common Stock:
Domestic Common
Stocks	$ 191,612,088	$ –	$ –	$ 191,612,088
Domestic Exchange
Traded Funds	1,432,000	–	–	1,432,000
Institutional Money
Market Funds	–	3,898,289	–	3,898,289
Foreign Stocks & ADR’s	8,192,950	–	–	8,192,950

	Quoted Prices
	(Unadjusted) in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Totals	$ 201,237,038	$ 3,898,289	$ –	$ 205,135,327

Mid Cap:
Agency Discount Notes	$ –	$ 599,999	$ –	$ 599,999
Domestic Common
Stocks	13,706,995	–	–	13,706,995
Domestic Exchange
Traded Funds	465,993	–	–	465,993
Foreign Stocks & ADR’s	319,005	–	–	319,005
Institutional Money
Market Funds	–	655,632	–	655,632
Real Estate Investment
Trusts	102,934	–	–	102,934
Totals	$ 14,594,927	$ 1,255,631	$ –	$ 15,850,558

Small Company:
Corporate Short-Term
Notes	$ –	$ 2,499,997	$ –	$ 2,499,997
Domestic Common
Stocks	44,630,999	–	–	44,630,999
Domestic Exchange
Traded Funds	4,065,767	–	–	4,065,767
Foreign Stocks & ADR’s	1,152,672	–	–	1,152,672
Institutional Money
Market Funds	–	1,705,221	–	1,705,221
Real Estate Investment
Trusts	1,342,837	–	–	1,342,837
Totals	$ 51,192,275	$ 4,205,218	$ –	$ 55,397,493

Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended September 30, 2012.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended September 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Thomas P. Malone -------------------------------------- Thomas P. Malone Vice President & Treasurer Date: November 28, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Christian Thwaites
-------------------------------------
Christian Thwaites
President and Chief Executive Officer
Date: November 28, 2012

By /s/ Thomas P. Malone
-------------------------------------
Thomas P. Malone
Vice President & Treasurer
Date: November 28, 2012